Quarterly Holdings Report
for
Fidelity® Mid Cap Value Index Fund
September 30, 2022
MCQ-NPRT1-1122
1.9896346.103
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 0.2%
Frontier Communications Parent, Inc. (a)(b)	31,035	727,150
Lumen Technologies, Inc. (b)	130,213	947,951
		1,675,101
Entertainment - 1.0%
AMC Entertainment Holdings, Inc. Class A (a)(b)	65,507	456,584
Electronic Arts, Inc.	32,965	3,814,380
Live Nation Entertainment, Inc. (a)	9,761	742,226
Madison Square Garden Sports Corp. (a)	1,199	163,855
Playtika Holding Corp. (a)(b)	1,187	11,146
Roku, Inc. Class A (a)(b)	10,883	613,801
Take-Two Interactive Software, Inc. (a)	3,569	389,021
Warner Bros Discovery, Inc. (a)	79,557	914,906
		7,105,919
Interactive Media & Services - 0.4%
IAC, Inc. (a)	9,854	545,715
Match Group, Inc. (a)	2,286	109,157
Pinterest, Inc. Class A (a)	58,248	1,357,178
TripAdvisor, Inc. (a)	11,921	263,216
Twitter, Inc. (a)	7,014	307,494
		2,582,760
Media - 1.8%
Altice U.S.A., Inc. Class A (a)	26,576	154,938
Cable One, Inc.	286	243,972
DISH Network Corp. Class A (a)	31,749	439,089
Fox Corp.:
Class A	38,317	1,175,566
Class B	17,896	510,036
Interpublic Group of Companies, Inc.	49,842	1,275,955
Liberty Broadband Corp.:
Class A (a)	1,239	92,429
Class C (a)	8,374	618,001
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	22,645	1,324,733
Liberty Media Class A (a)	2,306	121,111
Liberty SiriusXM Series A (a)(b)	6,899	262,645
Liberty SiriusXM Series C (a)	14,184	534,879
News Corp.:
Class A	49,084	741,659
Class B	15,134	233,366
Nexstar Broadcasting Group, Inc. Class A	4,296	716,788
Omnicom Group, Inc.	25,798	1,627,596
Paramount Global:
Class A (b)	1,192	25,676
Class B (b)	73,081	1,391,462
Sirius XM Holdings, Inc. (b)	88,967	508,002
The New York Times Co. Class A	20,836	599,035
		12,596,938
TOTAL COMMUNICATION SERVICES		23,960,718
CONSUMER DISCRETIONARY - 9.6%
Auto Components - 0.7%
Aptiv PLC (a)	25,675	2,008,042
BorgWarner, Inc.	29,927	939,708
Gentex Corp.	29,791	710,217
Lear Corp.	7,543	902,822
QuantumScape Corp. Class A (a)(b)	32,118	270,112
		4,830,901
Automobiles - 0.5%
Harley-Davidson, Inc.	17,052	594,774
Lucid Group, Inc. Class A (a)(b)	4,119	57,542
Rivian Automotive, Inc. (b)	65,888	2,168,374
Thor Industries, Inc. (b)	6,707	469,356
		3,290,046
Distributors - 0.5%
Genuine Parts Co.	16,179	2,415,848
LKQ Corp.	32,545	1,534,497
		3,950,345
Diversified Consumer Services - 0.4%
ADT, Inc.	26,537	198,762
Bright Horizons Family Solutions, Inc. (a)	5,244	302,317
Grand Canyon Education, Inc. (a)	3,983	327,602
H&R Block, Inc.	3,523	149,868
Mister Car Wash, Inc. (a)(b)	2,850	24,453
Service Corp. International	19,568	1,129,856
Terminix Global Holdings, Inc. (a)	15,400	589,666
		2,722,524
Hotels, Restaurants & Leisure - 2.1%
ARAMARK Holdings Corp.	29,392	917,030
Boyd Gaming Corp.	9,902	471,830
Caesars Entertainment, Inc. (a)	8,182	263,951
Carnival Corp. (a)(b)	121,328	852,936
Darden Restaurants, Inc.	4,191	529,407
Domino's Pizza, Inc.	1,227	380,615
Hilton Worldwide Holdings, Inc.	9,488	1,144,443
Hyatt Hotels Corp. Class A (a)	6,250	506,000
Las Vegas Sands Corp. (a)	26,296	986,626
Marriott Vacations Worldwide Corp.	4,856	591,752
MGM Resorts International	41,625	1,237,095
Norwegian Cruise Line Holdings Ltd. (a)(b)	49,068	557,412
Penn Entertainment, Inc. (a)	20,005	550,338
Planet Fitness, Inc. (a)	2,825	162,890
Royal Caribbean Cruises Ltd. (a)(b)	27,922	1,058,244
Six Flags Entertainment Corp. (a)(b)	4,718	83,509
Travel+Leisure Co.	2,912	99,357
Vail Resorts, Inc.	275	59,301
Wyndham Hotels & Resorts, Inc.	3,450	211,658
Wynn Resorts Ltd. (a)	11,546	727,744
Yum! Brands, Inc.	32,138	3,417,555
		14,809,693
Household Durables - 1.4%
D.R. Horton, Inc.	19,236	1,295,545
Garmin Ltd.	19,546	1,569,739
Leggett & Platt, Inc.	16,862	560,156
Lennar Corp.:
Class A	31,796	2,370,392
Class B	1,878	111,760
Mohawk Industries, Inc. (a)	6,666	607,873
Newell Brands, Inc.	47,850	664,637
NVR, Inc. (a)	106	422,630
PulteGroup, Inc.	17,781	666,788
Tempur Sealy International, Inc.	21,289	513,916
Toll Brothers, Inc.	6,597	277,074
TopBuild Corp. (a)	641	105,624
Whirlpool Corp.	6,760	911,316
		10,077,450
Internet & Direct Marketing Retail - 0.4%
Doordash, Inc. (a)	3,650	180,493
eBay, Inc.	60,631	2,231,827
Lyft, Inc. (a)	7,880	103,780
Wayfair LLC Class A (a)(b)	3,614	117,636
		2,633,736
Leisure Products - 0.3%
Brunswick Corp.	7,753	507,434
Hasbro, Inc.	16,655	1,122,880
Mattel, Inc. (a)	23,072	436,984
Peloton Interactive, Inc. Class A (a)(b)	38,367	265,883
Polaris, Inc.	1,859	177,813
		2,510,994
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	18,591	2,530,235
Kohl's Corp.	16,259	408,914
Macy's, Inc.	34,133	534,864
Nordstrom, Inc. (b)	2,034	34,029
Ollie's Bargain Outlet Holdings, Inc. (a)	7,523	388,187
		3,896,229
Specialty Retail - 2.0%
Advance Auto Parts, Inc.	7,129	1,114,548
AutoNation, Inc. (a)	4,824	491,421
AutoZone, Inc. (a)	227	486,218
Bath & Body Works, Inc.	28,999	945,367
Best Buy Co., Inc.	17,503	1,108,640
Burlington Stores, Inc. (a)	529	59,190
CarMax, Inc. (a)(b)	17,973	1,186,577
Dick's Sporting Goods, Inc.	6,894	721,388
GameStop Corp. Class A (a)(b)	34,031	855,199
Gap, Inc.	25,115	206,194
Leslie's, Inc. (a)(b)	2,260	33,245
Lithia Motors, Inc. Class A (sub. vtg.)	3,436	737,194
O'Reilly Automotive, Inc. (a)	4,711	3,313,482
Penske Automotive Group, Inc. (b)	3,409	335,548
Petco Health & Wellness Co., Inc. (a)(b)	10,239	114,267
RH (a)	1,572	386,822
Ross Stores, Inc.	25,209	2,124,362
Victoria's Secret & Co. (a)	3,019	87,913
Williams-Sonoma, Inc. (b)	1,812	213,544
		14,521,119
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd. (a)	17,054	655,556
Carter's, Inc. (b)	4,842	317,296
Columbia Sportswear Co.	4,558	306,753
Deckers Outdoor Corp. (a)	391	122,231
Hanesbrands, Inc. (b)	44,273	308,140
PVH Corp.	8,533	382,278
Ralph Lauren Corp.	5,361	455,310
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	14,387	456,356
Tapestry, Inc.	27,611	784,981
Under Armour, Inc.:
Class A (sub. vtg.) (a)	23,612	157,020
Class C (non-vtg.) (a)	25,743	153,428
VF Corp.	44,314	1,325,432
		5,424,781
TOTAL CONSUMER DISCRETIONARY		68,667,818
CONSUMER STAPLES - 4.1%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	60	19,419
Brown-Forman Corp.:
Class A (b)	2,375	160,455
Class B (non-vtg.)	9,592	638,539
Molson Coors Beverage Co. Class B	22,196	1,065,186
		1,883,599
Food & Staples Retailing - 1.0%
Albertsons Companies, Inc.	21,333	530,338
BJ's Wholesale Club Holdings, Inc. (a)	6,266	456,227
Casey's General Stores, Inc.	4,699	951,641
Grocery Outlet Holding Corp. (a)	10,377	345,450
Kroger Co.	83,162	3,638,338
Performance Food Group Co. (a)	13,316	571,922
U.S. Foods Holding Corp. (a)	25,571	676,097
		7,170,013
Food Products - 2.5%
Bunge Ltd.	17,764	1,466,773
Campbell Soup Co.	24,584	1,158,398
Conagra Brands, Inc.	59,691	1,947,717
Darling Ingredients, Inc. (a)	18,883	1,249,110
Flowers Foods, Inc.	23,756	586,536
Freshpet, Inc. (a)	2,537	127,078
Hormel Foods Corp.	36,355	1,651,971
Ingredion, Inc.	8,307	668,880
Kellogg Co.	14,471	1,008,050
McCormick & Co., Inc. (non-vtg.)	31,786	2,265,388
Pilgrim's Pride Corp. (a)	2,890	66,528
Post Holdings, Inc. (a)	6,933	567,882
Seaboard Corp.	32	108,885
The Hershey Co.	2,463	543,018
The J.M. Smucker Co.	13,072	1,796,224
Tyson Foods, Inc. Class A	36,125	2,381,721
		17,594,159
Household Products - 0.3%
Church & Dwight Co., Inc.	16,835	1,202,692
Reynolds Consumer Products, Inc. (b)	6,903	179,547
Spectrum Brands Holdings, Inc.	5,062	197,570
The Clorox Co.	2,677	343,700
		1,923,509
Personal Products - 0.0%
Coty, Inc. Class A (a)	44,049	278,390
TOTAL CONSUMER STAPLES		28,849,670
ENERGY - 5.2%
Energy Equipment & Services - 0.7%
Baker Hughes Co. Class A	120,658	2,528,992
Halliburton Co.	62,316	1,534,220
NOV, Inc.	49,614	802,755
		4,865,967
Oil, Gas & Consumable Fuels - 4.5%
Antero Midstream GP LP (b)	42,705	392,032
Antero Resources Corp. (a)	12,824	391,517
APA Corp.	41,250	1,410,338
Cheniere Energy, Inc.	13,415	2,225,683
Chesapeake Energy Corp. (b)	15,354	1,446,500
Continental Resources, Inc.	1,132	75,629
Coterra Energy, Inc.	83,290	2,175,535
Devon Energy Corp.	42,633	2,563,522
Diamondback Energy, Inc.	9,411	1,133,649
DT Midstream, Inc.	12,284	637,417
EQT Corp.	46,725	1,904,044
Hess Corp.	7,746	844,237
HF Sinclair Corp.	18,474	994,640
Marathon Oil Corp.	85,640	1,933,751
ONEOK, Inc.	49,997	2,561,846
Ovintiv, Inc.	9,349	430,054
PDC Energy, Inc.	5,576	322,237
Phillips 66 Co.	61,031	4,926,422
Range Resources Corp. (a)	11,065	279,502
Southwestern Energy Co. (a)	131,054	802,050
The Williams Companies, Inc.	154,485	4,422,906
		31,873,511
TOTAL ENERGY		36,739,478
FINANCIALS - 18.4%
Banks - 5.1%
Bank of Hawaii Corp. (b)	5,024	382,427
Bank OZK	14,166	560,407
BOK Financial Corp.	3,735	331,892
Citizens Financial Group, Inc.	61,901	2,126,918
Comerica, Inc.	16,561	1,177,487
Commerce Bancshares, Inc.	13,896	919,359
Cullen/Frost Bankers, Inc.	7,395	977,767
East West Bancorp, Inc.	17,924	1,203,417
Fifth Third Bancorp	86,388	2,760,960
First Citizens Bancshares, Inc.	1,163	927,411
First Hawaiian, Inc.	16,227	399,671
First Horizon National Corp.	67,119	1,537,025
First Republic Bank	23,056	3,009,961
FNB Corp., Pennsylvania	44,198	512,697
Huntington Bancshares, Inc.	181,962	2,398,259
KeyCorp	117,813	1,887,364
M&T Bank Corp.	22,182	3,911,130
PacWest Bancorp	14,761	333,599
Pinnacle Financial Partners, Inc.	9,498	770,288
Popular, Inc.	9,319	671,527
Prosperity Bancshares, Inc.	11,102	740,281
Regions Financial Corp.	118,517	2,378,636
Signature Bank	7,453	1,125,403
SVB Financial Group (a)	2,693	904,256
Synovus Financial Corp.	18,233	683,920
Umpqua Holdings Corp.	27,445	469,035
Webster Financial Corp.	22,132	1,000,366
Western Alliance Bancorp.	5,211	342,571
Wintrust Financial Corp.	7,592	619,128
Zions Bancorp NA	18,879	960,186
		36,023,348
Capital Markets - 4.6%
Affiliated Managers Group, Inc.	4,806	537,551
Ameriprise Financial, Inc.	4,960	1,249,672
Bank of New York Mellon Corp.	93,168	3,588,831
Carlyle Group LP	26,237	677,964
Cboe Global Markets, Inc.	13,427	1,575,927
Coinbase Global, Inc. (a)(b)	20,015	1,290,767
Evercore, Inc. Class A	4,630	380,818
Franklin Resources, Inc.	36,180	778,594
Interactive Brokers Group, Inc.	11,771	752,285
Invesco Ltd.	47,323	648,325
Janus Henderson Group PLC	17,226	349,860
Jefferies Financial Group, Inc.	25,776	760,392
KKR & Co. LP	72,526	3,118,618
Lazard Ltd. Class A	11,349	361,239
Morningstar, Inc.	297	63,059
MSCI, Inc.	2,468	1,040,978
NASDAQ, Inc.	43,605	2,471,531
Northern Trust Corp.	26,065	2,230,121
Raymond James Financial, Inc.	22,704	2,243,609
Robinhood Markets, Inc. (a)(b)	71,228	719,403
SEI Investments Co.	13,051	640,152
State Street Corp.	46,524	2,829,124
Stifel Financial Corp.	13,094	679,710
T. Rowe Price Group, Inc.	28,378	2,979,974
Tradeweb Markets, Inc. Class A	5,033	283,962
Virtu Financial, Inc. Class A	12,372	256,966
		32,509,432
Consumer Finance - 1.1%
Ally Financial, Inc.	39,065	1,087,179
Credit Acceptance Corp. (a)(b)	768	336,384
Discover Financial Services	34,599	3,145,741
OneMain Holdings, Inc.	14,755	435,568
SLM Corp.	31,770	444,462
SoFi Technologies, Inc. (a)(b)	100,745	491,636
Synchrony Financial	60,861	1,715,672
Upstart Holdings, Inc. (a)(b)	7,246	150,644
		7,807,286
Diversified Financial Services - 0.4%
Apollo Global Management, Inc.	13,847	643,886
Equitable Holdings, Inc.	47,434	1,249,886
Voya Financial, Inc. (b)	12,337	746,389
		2,640,161
Insurance - 6.7%
AFLAC, Inc.	79,486	4,467,113
Alleghany Corp. (a)	1,413	1,186,030
Allstate Corp.	34,166	4,254,692
American Financial Group, Inc.	8,531	1,048,716
Arch Capital Group Ltd. (a)	30,319	1,380,727
Arthur J. Gallagher & Co.	23,379	4,002,952
Assurant, Inc.	6,334	920,140
Assured Guaranty Ltd.	7,554	365,991
Axis Capital Holdings Ltd.	9,859	484,570
Brighthouse Financial, Inc. (a)	9,057	393,255
Brown & Brown, Inc.	27,690	1,674,691
Cincinnati Financial Corp.	19,829	1,776,084
CNA Financial Corp.	3,457	127,563
Erie Indemnity Co. Class A	828	184,073
Everest Re Group Ltd.	3,410	894,920
Fidelity National Financial, Inc.	33,437	1,210,419
First American Financial Corp.	12,784	589,342
Globe Life, Inc.	11,339	1,130,498
Hanover Insurance Group, Inc.	4,486	574,836
Hartford Financial Services Group, Inc.	40,899	2,533,284
Kemper Corp.	8,068	332,886
Lincoln National Corp.	17,049	748,622
Loews Corp.	25,291	1,260,503
Markel Corp. (a)	1,306	1,415,991
Old Republic International Corp.	35,848	750,299
Primerica, Inc.	4,715	582,067
Principal Financial Group, Inc.	31,277	2,256,636
Prudential Financial, Inc.	47,591	4,082,356
Reinsurance Group of America, Inc.	8,471	1,065,737
RenaissanceRe Holdings Ltd.	2,471	346,904
Unum Group	25,392	985,210
W.R. Berkley Corp.	26,104	1,685,796
White Mountains Insurance Group Ltd.	357	465,178
Willis Towers Watson PLC	13,869	2,786,837
		47,964,918
Mortgage Real Estate Investment Trusts - 0.4%
AGNC Investment Corp.	66,181	557,244
Annaly Capital Management, Inc.	54,861	941,415
Rithm Capital Corp.	54,039	395,565
Starwood Property Trust, Inc.	37,024	674,577
		2,568,801
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	38,221	489,993
New York Community Bancorp, Inc. (b)	58,360	497,811
Rocket Companies, Inc. (b)	6,338	40,056
TFS Financial Corp.	6,418	83,434
UWM Holdings Corp. Class A (b)	1,120	3,282
		1,114,576
TOTAL FINANCIALS		130,628,522
HEALTH CARE - 7.3%
Biotechnology - 1.4%
Biogen, Inc. (a)	18,489	4,936,563
BioMarin Pharmaceutical, Inc. (a)	23,400	1,983,618
Exact Sciences Corp. (a)(b)	18,143	589,466
Exelixis, Inc. (a)	5,322	83,449
Horizon Therapeutics PLC (a)	2,006	124,151
Incyte Corp. (a)	3,134	208,850
Ionis Pharmaceuticals, Inc. (a)(b)	1,446	63,957
Mirati Therapeutics, Inc. (a)	5,466	381,745
Natera, Inc. (a)	765	33,522
Repligen Corp. (a)(b)	2,023	378,524
Ultragenyx Pharmaceutical, Inc. (a)	1,863	77,147
United Therapeutics Corp. (a)	5,655	1,184,044
		10,045,036
Health Care Equipment & Supplies - 2.0%
Align Technology, Inc. (a)	2,485	514,668
Dentsply Sirona, Inc.	27,159	769,958
Enovis Corp. (a)	6,430	296,230
Envista Holdings Corp. (a)	20,630	676,870
Globus Medical, Inc. (a)	9,028	537,798
Hologic, Inc. (a)	31,191	2,012,443
ICU Medical, Inc. (a)	2,085	314,001
Integra LifeSciences Holdings Corp. (a)	9,198	389,627
Masimo Corp. (a)	1,416	199,883
QuidelOrtho Corp. (a)	6,262	447,608
STERIS PLC	12,653	2,103,941
Tandem Diabetes Care, Inc. (a)	541	25,887
Teleflex, Inc.	5,948	1,198,284
The Cooper Companies, Inc.	6,159	1,625,360
Zimmer Biomet Holdings, Inc.	26,604	2,781,448
		13,894,006
Health Care Providers & Services - 1.9%
Acadia Healthcare Co., Inc. (a)	11,287	882,418
agilon health, Inc. (a)(b)	1,611	37,730
Amedisys, Inc. (a)	4,063	393,258
Cardinal Health, Inc.	34,549	2,303,727
Chemed Corp.	1,193	520,816
Encompass Health Corp.	12,410	561,304
Enhabit Home Health & Hospice (a)	6,197	87,006
Henry Schein, Inc. (a)	17,141	1,127,364
Laboratory Corp. of America Holdings	11,456	2,346,303
Molina Healthcare, Inc. (a)	1,626	536,320
Oak Street Health, Inc. (a)(b)	14,797	362,822
Premier, Inc.	14,921	506,419
Quest Diagnostics, Inc.	14,833	1,819,861
Signify Health, Inc. (a)	8,519	248,329
Tenet Healthcare Corp. (a)	13,470	694,783
Universal Health Services, Inc. Class B	8,054	710,202
		13,138,662
Health Care Technology - 0.2%
Certara, Inc. (a)	5,173	68,697
Change Healthcare, Inc. (a)	30,886	849,056
Definitive Healthcare Corp.	2,051	31,873
Doximity, Inc. (a)(b)	7,379	222,993
Teladoc Health, Inc. (a)(b)	18,381	465,958
		1,638,577
Life Sciences Tools & Services - 0.8%
10X Genomics, Inc. (a)	1,193	33,977
Agilent Technologies, Inc.	3,878	471,371
Avantor, Inc. (a)	5,527	108,329
Azenta, Inc.	9,409	403,270
Bio-Rad Laboratories, Inc. Class A (a)	2,710	1,130,449
Charles River Laboratories International, Inc. (a)	424	83,443
PerkinElmer, Inc.	15,991	1,924,197
QIAGEN NV (a)	28,764	1,187,378
Syneos Health, Inc. (a)	10,713	505,118
		5,847,532
Pharmaceuticals - 1.0%
Catalent, Inc. (a)	14,735	1,066,225
Elanco Animal Health, Inc. (a)	56,436	700,371
Jazz Pharmaceuticals PLC (a)	7,725	1,029,665
Organon & Co.	32,219	753,925
Perrigo Co. PLC	17,024	607,076
Royalty Pharma PLC	46,544	1,870,138
Viatris, Inc.	153,639	1,309,004
		7,336,404
TOTAL HEALTH CARE		51,900,217
INDUSTRIALS - 15.1%
Aerospace & Defense - 1.2%
Axon Enterprise, Inc. (a)	1,938	224,324
BWX Technologies, Inc.	7,072	356,217
Curtiss-Wright Corp.	4,852	675,204
HEICO Corp.	365	52,553
HEICO Corp. Class A	627	71,867
Hexcel Corp.	10,614	548,956
Howmet Aerospace, Inc.	42,863	1,325,753
Huntington Ingalls Industries, Inc.	3,892	862,078
Mercury Systems, Inc. (a)	7,223	293,254
Spirit AeroSystems Holdings, Inc. Class A	686	15,037
Textron, Inc.	26,781	1,560,261
TransDigm Group, Inc.	3,991	2,094,557
Woodward, Inc.	7,455	598,338
		8,678,399
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	11,319	1,090,133
Expeditors International of Washington, Inc.	14,282	1,261,243
GXO Logistics, Inc. (a)	11,958	419,247
		2,770,623
Airlines - 0.8%
Alaska Air Group, Inc. (a)	15,676	613,715
American Airlines Group, Inc. (a)(b)	81,842	985,378
Copa Holdings SA Class A (a)	3,646	244,318
JetBlue Airways Corp. (a)(b)	40,760	270,239
Southwest Airlines Co. (a)	75,096	2,315,961
United Airlines Holdings, Inc. (a)	41,348	1,345,050
		5,774,661
Building Products - 1.7%
A.O. Smith Corp.	12,187	592,044
Allegion PLC	2,318	207,878
Armstrong World Industries, Inc.	2,454	194,430
Builders FirstSource, Inc. (a)	19,551	1,151,945
Carlisle Companies, Inc.	1,026	287,701
Carrier Global Corp.	107,514	3,823,198
Fortune Brands Home & Security, Inc.	10,711	575,074
Hayward Holdings, Inc. (a)(b)	8,737	77,497
Lennox International, Inc.	4,050	901,814
Masco Corp.	27,079	1,264,319
Owens Corning	12,283	965,567
The AZEK Co., Inc. (a)	14,124	234,741
Trane Technologies PLC	12,399	1,795,499
		12,071,707
Commercial Services & Supplies - 0.8%
Cintas Corp.	735	285,320
Clean Harbors, Inc. (a)	6,460	710,471
Driven Brands Holdings, Inc. (a)(b)	6,598	184,612
IAA, Inc. (a)	2,892	92,110
MSA Safety, Inc.	2,878	314,508
Republic Services, Inc.	24,482	3,330,531
Rollins, Inc.	2,181	75,637
Stericycle, Inc. (a)	11,610	488,897
Tetra Tech, Inc.	3,976	511,035
		5,993,121
Construction & Engineering - 0.6%
AECOM	15,680	1,072,042
MasTec, Inc. (a)	7,538	478,663
MDU Resources Group, Inc.	25,614	700,543
Quanta Services, Inc.	8,190	1,043,324
Valmont Industries, Inc.	2,293	615,946
Willscot Mobile Mini Holdings (a)	12,340	497,672
		4,408,190
Electrical Equipment - 1.5%
Acuity Brands, Inc.	4,133	650,824
AMETEK, Inc.	29,224	3,314,294
Hubbell, Inc. Class B	6,790	1,514,170
nVent Electric PLC	20,938	661,850
Plug Power, Inc. (a)(b)	33,113	695,704
Regal Rexnord Corp.	8,496	1,192,499
Rockwell Automation, Inc.	4,792	1,030,807
Sensata Technologies, Inc. PLC	19,450	725,096
Sunrun, Inc. (a)	26,030	718,168
Vertiv Holdings Co.	32,464	315,550
		10,818,962
Machinery - 5.1%
AGCO Corp.	6,829	656,745
Allison Transmission Holdings, Inc.	2,556	86,291
Crane Holdings Co.	5,961	521,826
Cummins, Inc.	17,875	3,637,741
Donaldson Co., Inc.	13,010	637,620
Dover Corp.	18,243	2,126,769
ESAB Corp.	6,438	214,772
Flowserve Corp.	16,494	400,804
Fortive Corp.	45,493	2,652,242
Gates Industrial Corp. PLC (a)	13,704	133,751
Graco, Inc.	6,695	401,365
IDEX Corp.	7,920	1,582,812
Ingersoll Rand, Inc.	51,501	2,227,933
ITT, Inc.	10,578	691,167
Middleby Corp. (a)	6,310	808,753
Nordson Corp.	5,627	1,194,443
Oshkosh Corp.	8,322	584,953
Otis Worldwide Corp.	47,119	3,006,192
PACCAR, Inc.	43,274	3,621,601
Parker Hannifin Corp.	12,547	3,040,264
Pentair PLC	20,857	847,420
Snap-On, Inc.	6,668	1,342,602
Stanley Black & Decker, Inc.	18,722	1,408,082
Timken Co.	7,895	466,121
Westinghouse Air Brake Tech Co.	22,954	1,867,308
Xylem, Inc.	19,532	1,706,316
		35,865,893
Marine - 0.1%
Kirby Corp. (a)	7,566	459,786
Professional Services - 1.8%
CACI International, Inc. Class A (a)	2,937	766,733
Clarivate Analytics PLC (a)(b)	59,819	561,700
CoStar Group, Inc. (a)	42,703	2,974,264
Dun & Bradstreet Holdings, Inc.	31,933	395,650
Equifax, Inc.	7,703	1,320,525
FTI Consulting, Inc. (a)	2,483	411,458
Jacobs Solutions, Inc.	16,205	1,758,080
KBR, Inc.	6,197	267,834
Leidos Holdings, Inc.	17,273	1,510,869
Manpower, Inc.	6,531	422,490
Nielsen Holdings PLC	45,421	1,259,070
Robert Half International, Inc.	1,621	124,007
Science Applications International Corp.	7,054	623,785
TransUnion Holding Co., Inc.	6,508	387,161
		12,783,626
Road & Rail - 0.6%
AMERCO	1,140	580,511
Avis Budget Group, Inc. (a)(b)	3,769	559,546
Hertz Global Holdings, Inc. (b)	25,877	421,278
J.B. Hunt Transport Services, Inc.	1,157	180,978
Knight-Swift Transportation Holdings, Inc. Class A	19,773	967,493
Landstar System, Inc.	497	71,752
Ryder System, Inc.	6,263	472,794
Schneider National, Inc. Class B	6,884	139,745
XPO Logistics, Inc. (a)	11,982	533,439
		3,927,536
Trading Companies & Distributors - 0.5%
Air Lease Corp. Class A	13,197	409,239
Core & Main, Inc. (a)(b)	5,957	135,462
MSC Industrial Direct Co., Inc. Class A	5,869	427,322
SiteOne Landscape Supply, Inc. (a)(b)	2,214	230,566
United Rentals, Inc. (a)	4,788	1,293,335
Univar Solutions, Inc. (a)	20,818	473,401
Watsco, Inc.	1,966	506,166
WESCO International, Inc. (a)	2,665	318,148
		3,793,639
TOTAL INDUSTRIALS		107,346,143
INFORMATION TECHNOLOGY - 9.2%
Communications Equipment - 1.2%
Ciena Corp. (a)	18,870	762,914
F5, Inc. (a)	7,547	1,092,277
Juniper Networks, Inc.	40,511	1,058,147
Lumentum Holdings, Inc. (a)	8,736	599,028
Motorola Solutions, Inc.	20,882	4,676,942
Ubiquiti, Inc. (b)	540	158,522
ViaSat, Inc. (a)(b)	9,127	275,909
		8,623,739
Electronic Equipment & Components - 1.8%
Amphenol Corp. Class A	18,275	1,223,694
Arrow Electronics, Inc. (a)	7,698	709,679
Avnet, Inc.	11,923	430,659
Cognex Corp.	1,523	63,128
Coherent Corp. (a)	13,610	474,309
Corning, Inc.	90,103	2,614,789
IPG Photonics Corp. (a)	4,269	360,090
Jabil, Inc.	3,141	181,267
Keysight Technologies, Inc. (a)	1,685	265,152
Littelfuse, Inc. (b)	3,063	608,587
National Instruments Corp.	14,417	544,098
TD SYNNEX Corp.	5,401	438,507
Teledyne Technologies, Inc. (a)	5,872	1,981,624
Trimble, Inc. (a)	31,656	1,717,971
Vontier Corp.	7,530	125,826
Zebra Technologies Corp. Class A (a)	3,859	1,011,097
		12,750,477
IT Services - 2.3%
Affirm Holdings, Inc. (a)(b)	22,552	423,076
Akamai Technologies, Inc. (a)	19,853	1,594,593
Amdocs Ltd.	15,317	1,216,936
Broadridge Financial Solutions, Inc.	1,364	196,852
Concentrix Corp.	5,469	610,504
DXC Technology Co. (a)	29,156	713,739
Euronet Worldwide, Inc. (a)	1,477	111,898
Genpact Ltd.	10,797	472,585
Global Payments, Inc.	34,881	3,768,892
GoDaddy, Inc. (a)	17,098	1,211,906
Kyndryl Holdings, Inc. (a)	25,703	212,564
Okta, Inc. (a)	16,333	928,858
SS&C Technologies Holdings, Inc.	28,287	1,350,704
Switch, Inc. Class A	7,589	255,673
The Western Union Co.	32,457	438,170
Twilio, Inc. Class A (a)	13,522	934,911
VeriSign, Inc. (a)	10,630	1,846,431
WEX, Inc. (a)	1,546	196,249
Wix.com Ltd. (a)	1,521	118,988
		16,603,529
Semiconductors & Semiconductor Equipment - 1.3%
Cirrus Logic, Inc. (a)	7,058	485,590
First Solar, Inc. (a)	13,470	1,781,677
GlobalFoundries, Inc. (b)	6,106	295,225
Microchip Technology, Inc.	9,961	607,920
MKS Instruments, Inc.	7,261	600,049
onsemi (a)	20,686	1,289,358
Qorvo, Inc. (a)	13,049	1,036,221
Skyworks Solutions, Inc.	20,393	1,738,911
Teradyne, Inc.	1,848	138,877
Wolfspeed, Inc. (a)(b)	14,649	1,514,121
		9,487,949
Software - 1.7%
ANSYS, Inc. (a)	5,211	1,155,279
Bill.Com Holdings, Inc. (a)	12,368	1,637,152
Black Knight, Inc. (a)	17,769	1,150,187
CCC Intelligent Solutions Holdings, Inc. Class A (a)(b)	13,193	120,056
Ceridian HCM Holding, Inc. (a)	14,040	784,555
Citrix Systems, Inc.	8,484	882,336
Coupa Software, Inc. (a)	4,242	249,430
Dolby Laboratories, Inc. Class A	7,728	503,479
DoubleVerify Holdings, Inc. (a)	1,067	29,182
Dropbox, Inc. Class A (a)	2,405	49,832
Guidewire Software, Inc. (a)	10,586	651,886
Informatica, Inc. (b)	3,837	77,009
Jamf Holding Corp. (a)(b)	1,208	26,769
Manhattan Associates, Inc. (a)	3,052	406,008
nCino, Inc. (a)(b)	7,091	241,874
NCR Corp. (a)	15,306	290,967
NortonLifeLock, Inc.	46,495	936,409
Nutanix, Inc. Class A (a)	13,021	271,227
Paycor HCM, Inc. (a)(b)	5,995	177,212
Procore Technologies, Inc. (a)(b)	2,493	123,354
SentinelOne, Inc. (a)(b)	6,971	178,179
Teradata Corp. (a)	5,937	184,403
Tyler Technologies, Inc. (a)	663	230,393
UiPath, Inc. Class A (a)(b)	42,922	541,246
Unity Software, Inc. (a)(b)	8,651	275,621
Zoom Video Communications, Inc. Class A (a)	15,878	1,168,462
		12,342,507
Technology Hardware, Storage & Peripherals - 0.9%
Dell Technologies, Inc.	27,821	950,644
Hewlett Packard Enterprise Co.	164,691	1,972,998
HP, Inc.	70,982	1,768,871
Western Digital Corp. (a)	39,741	1,293,570
		5,986,083
TOTAL INFORMATION TECHNOLOGY		65,794,284
MATERIALS - 7.3%
Chemicals - 3.9%
Albemarle Corp.	7,198	1,903,439
Ashland, Inc.	6,419	609,612
Axalta Coating Systems Ltd. (a)	21,177	445,988
Celanese Corp. Class A	13,729	1,240,278
Corteva, Inc.	91,907	5,252,473
DuPont de Nemours, Inc.	63,596	3,205,238
Eastman Chemical Co.	15,518	1,102,554
Element Solutions, Inc.	28,936	470,789
FMC Corp.	10,509	1,110,801
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	83,244	259,721
Huntsman Corp.	24,228	594,555
International Flavors & Fragrances, Inc.	32,318	2,935,444
LyondellBasell Industries NV Class A	32,588	2,453,225
NewMarket Corp.	751	225,923
Olin Corp.	16,949	726,773
PPG Industries, Inc.	14,013	1,551,099
RPM International, Inc.	15,356	1,279,308
The Chemours Co. LLC	7,784	191,876
The Mosaic Co.	38,348	1,853,359
The Scotts Miracle-Gro Co. Class A (b)	3,380	144,495
Westlake Corp. (b)	4,193	364,288
		27,921,238
Construction Materials - 0.5%
Eagle Materials, Inc.	807	86,494
Martin Marietta Materials, Inc.	7,192	2,316,471
Vulcan Materials Co.	8,595	1,355,517
		3,758,482
Containers & Packaging - 1.4%
Amcor PLC	190,174	2,040,567
Aptargroup, Inc.	8,298	788,559
Ardagh Group SA	2,333	20,484
Ardagh Metal Packaging SA	12,782	61,865
Avery Dennison Corp.	3,974	646,570
Ball Corp.	23,534	1,137,163
Berry Global Group, Inc. (a)	8,225	382,709
Crown Holdings, Inc.	1,764	142,937
Graphic Packaging Holding Co.	8,900	175,686
International Paper Co.	45,839	1,453,096
Packaging Corp. of America	11,715	1,315,477
Silgan Holdings, Inc.	10,656	447,978
Sonoco Products Co.	12,334	699,708
WestRock Co.	32,126	992,372
		10,305,171
Metals & Mining - 1.4%
Alcoa Corp.	22,787	767,010
Cleveland-Cliffs, Inc. (a)	64,777	872,546
Nucor Corp.	33,183	3,550,249
Reliance Steel & Aluminum Co.	7,607	1,326,737
Royal Gold, Inc.	7,768	728,794
SSR Mining, Inc. (a)(b)	26,928	396,111
Steel Dynamics, Inc.	21,956	1,557,778
United States Steel Corp. (b)	29,797	539,922
		9,739,147
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	8,401	430,047
TOTAL MATERIALS		52,154,085
REAL ESTATE - 11.2%
Equity Real Estate Investment Trusts (REITs) - 10.7%
Alexandria Real Estate Equities, Inc.	20,540	2,879,503
American Homes 4 Rent Class A	38,458	1,261,807
Americold Realty Trust	34,074	838,220
Apartment Income (REIT) Corp.	17,934	692,611
AvalonBay Communities, Inc.	17,712	3,262,373
Boston Properties, Inc.	19,869	1,489,579
Brixmor Property Group, Inc.	37,786	697,907
Camden Property Trust (SBI)	12,042	1,438,417
Cousins Properties, Inc.	19,187	448,016
CubeSmart	28,334	1,135,060
Douglas Emmett, Inc.	21,468	384,921
EastGroup Properties, Inc.	5,213	752,444
EPR Properties	9,404	337,227
Equity Lifestyle Properties, Inc.	8,715	547,651
Equity Residential (SBI)	46,961	3,156,718
Essex Property Trust, Inc.	8,240	1,995,975
Extra Space Storage, Inc.	14,802	2,556,453
Federal Realty Investment Trust (SBI)	10,173	916,791
First Industrial Realty Trust, Inc.	16,699	748,282
Gaming & Leisure Properties	30,961	1,369,715
Healthcare Trust of America, Inc.	48,072	1,002,301
Healthpeak Properties, Inc.	68,377	1,567,201
Highwoods Properties, Inc. (SBI)	13,193	355,683
Host Hotels & Resorts, Inc.	89,749	1,425,214
Hudson Pacific Properties, Inc.	17,477	191,373
Invitation Homes, Inc.	77,380	2,613,123
Iron Mountain, Inc.	9,184	403,820
JBG SMITH Properties	13,570	252,131
Kilroy Realty Corp.	14,725	620,070
Kimco Realty Corp.	76,566	1,409,580
Lamar Advertising Co. Class A	1,325	109,299
Life Storage, Inc.	10,664	1,181,145
Medical Properties Trust, Inc.	75,273	892,738
Mid-America Apartment Communities, Inc.	14,557	2,257,354
National Retail Properties, Inc.	22,244	886,646
National Storage Affiliates Trust	10,748	446,902
Omega Healthcare Investors, Inc.	29,792	878,566
Park Hotels & Resorts, Inc.	28,313	318,804
Rayonier, Inc.	18,464	553,366
Realty Income Corp.	78,387	4,562,123
Regency Centers Corp.	21,722	1,169,730
Rexford Industrial Realty, Inc.	21,704	1,128,608
SBA Communications Corp. Class A	10,440	2,971,746
Simon Property Group, Inc.	21,303	1,911,944
SL Green Realty Corp.	8,131	326,541
Spirit Realty Capital, Inc.	17,213	622,422
Store Capital Corp.	32,211	1,009,171
Sun Communities, Inc.	15,424	2,087,330
UDR, Inc.	41,056	1,712,446
Ventas, Inc.	50,623	2,033,526
VICI Properties, Inc.	121,993	3,641,491
Vornado Realty Trust	22,347	517,557
Welltower Op	58,836	3,784,332
Weyerhaeuser Co.	94,403	2,696,150
WP Carey, Inc.	24,252	1,692,790
		76,142,893
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	20,800	1,404,208
Howard Hughes Corp. (a)	4,653	257,730
Jones Lang LaSalle, Inc. (a)	6,050	913,974
Opendoor Technologies, Inc. (a)(b)	42,454	132,032
WeWork, Inc. (a)	16,595	43,977
Zillow Group, Inc.:
Class A (a)	6,933	198,492
Class C (a)(b)	18,928	541,530
		3,491,943
TOTAL REAL ESTATE		79,634,836
UTILITIES - 9.0%
Electric Utilities - 4.5%
Alliant Energy Corp.	31,788	1,684,446
Avangrid, Inc.	9,005	375,509
Constellation Energy Corp.	41,413	3,445,147
Edison International	47,675	2,697,452
Entergy Corp.	25,744	2,590,619
Evergy, Inc.	28,196	1,674,842
Eversource Energy	43,707	3,407,398
FirstEnergy Corp.	68,863	2,547,931
Hawaiian Electric Industries, Inc.	13,781	477,649
IDACORP, Inc.	6,377	631,387
NRG Energy, Inc.	29,917	1,144,924
OGE Energy Corp.	25,325	923,350
PG&E Corp. (a)	196,693	2,458,663
Pinnacle West Capital Corp.	14,313	923,332
PPL Corp.	93,461	2,369,236
Xcel Energy, Inc.	69,176	4,427,264
		31,779,149
Gas Utilities - 0.4%
Atmos Energy Corp.	17,506	1,782,986
National Fuel Gas Co.	10,211	628,487
UGI Corp.	26,541	858,071
		3,269,544
Independent Power and Renewable Electricity Producers - 0.4%
Brookfield Renewable Corp. (a)	16,188	529,024
The AES Corp.	69,364	1,567,626
Vistra Corp.	22,039	462,819
		2,559,469
Multi-Utilities - 3.1%
Ameren Corp.	32,644	2,629,474
CenterPoint Energy, Inc.	79,920	2,252,146
CMS Energy Corp.	36,711	2,138,049
Consolidated Edison, Inc.	45,018	3,860,744
DTE Energy Co.	24,470	2,815,274
NiSource, Inc.	51,496	1,297,184
Public Service Enterprise Group, Inc.	63,152	3,551,037
WEC Energy Group, Inc.	40,027	3,579,615
		22,123,523
Water Utilities - 0.6%
American Water Works Co., Inc.	23,070	3,002,791
Essential Utilities, Inc.	29,341	1,214,131
		4,216,922
TOTAL UTILITIES		63,948,607
TOTAL COMMON STOCKS (Cost $676,093,595)		709,624,378

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (d) (Cost $99,605)	100,000	98,917

Money Market Funds - 4.1%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 3.10% (e)(f) (Cost $29,438,600)	29,435,656	29,438,600

TOTAL INVESTMENT IN SECURITIES - 103.9% (Cost $705,631,800)	739,161,895
NET OTHER ASSETS (LIABILITIES) - (3.9)% (g)	(27,939,204)
NET ASSETS - 100.0%	711,222,691

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	14	Dec 2022	3,091,480	(20,141)	(20,141)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $98,917.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $68,055 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	-	33,724,029	33,724,029	8,537	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	23,207,975	45,794,806	39,564,181	113,169	-	-	29,438,600	0.1%
Total	23,207,975	79,518,835	73,288,210	121,706	-	-	29,438,600

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.